Transamerica Index Funds, Inc.

Transamerica Mid Cap Index Fund

Semi-Annual Report — June 30, 2002

SCHEDULE OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
Management of the Fund

Transamerica Index Funds, Inc.

Transamerica Mid Cap Index Fund

Schedule of Investments	2

Statement of Assets and Liabilities	3

Statement of Operations	4

Statement of Changes in Net Asset	5

Financial Highlights	6

Notes to the Financial Statements	7

Management of Fund	9

Transamerica Mid Cap Index Fund
SCHEDULE OF INVESTMENTS
At June 30, 2002
(all amounts except share amounts in thousands)
(unaudited)

		Number of	Market
		Shares	Value

INVESTMENT COMPANIES	(100.02)%
Exchange Traded Funds	(100.02)%
Nasdaq - 100 Shares(a)		2,856,777	$74,476

Total Investment Companies (cost: $83,917)			74,476

Total Investment Securities (cost: $83,917)			$74,476

SUMMARY:
Investments, at market value		100.02%	$74,476
Liabilities in excess of other assets		-0.02%	(18)

Net assets		100.00%	$74,458

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 2

Transamerica Mid Cap Index Fund
STATEMENT OF ASSETS AND LIABILITIES
(all amounts except share amounts in thousands)
(unaudited)

June 30, 2002

Assets:
Investments in securities, at cost	$83,917

Investments in securities, at market value	$74,476
Cash	4,192
Receivables:
Securities sold	0
Interest	0
Dividends	2
Other	0

Total assets	78,670

Liabilities:
Securities purchased	4,193
Accounts payable and accrued liabilities:
Investment advisory fees	19
Dividends to shareholders	0
Other accrued liabilities	0

Total liabilities	4,212

Net assets	$74,458

Net Assets Consists of:
Capital stock shares authorized	50,000

Capital stock ($ .01 par value)	$93
Additional paid-in capital	83,824
Accumulated net investment income (loss)	(18)
Accumulated undistributed net realized gain (loss) on investment securities	0
Net unrealized appreciation (depreciation) on investment securities	(9,441)

Net assets applicable to outstanding shares of capital	$74,458

Shares outstanding	9,308

Net asset value and offering price per share	$8.00

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 3

Transamerica Mid Cap Index Fund
STATEMENT OF OPERATIONS
(all amounts in thousands)
(unaudited)

Period Ended
June 30, 2002(1)

Investment Income:
Interest	$5
Dividends	0
Foreign tax withheld	0

Total investment income	5

Expenses:
Investment advisory fees	23
Printing and shareholder reports	0
Custody fees	0
Administrative service fees	0
Legal fees	0
Auditing and accounting fees	0
Directors fees	0
Registration fees	0
Other fees	0

Total expenses	23
Less:
Advisory fee waiver and expense reimbursement	0
Fees paid indirectly	0

Net expenses	23

Net investment income (loss)	(18)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	0
Change in unrealized appreciation (depreciation) on investment securities	(9,441)

Net gain (loss) on investment securities	(9,441)

Net increase (decrease) in net assets resulting from operations	$(9,459)

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 4

Transamerica Mid Cap Index Fund
STATEMENT OF CHANGES IN NET ASSETS
(all amounts in thousands)
(unaudited)

June 30, 2002(1)

Operations:
Net investment income (loss)	$(18)
Net realized gain (loss) on investment securities	0
Change in unrealized appreciation (depreciation) on investment securities	(9,441)

Net increase (decrease) in net assets resulting from operations	(9,459)

Distribution to Shareholders:
Net investment income	0
Net realized gains	0

Total distributions	0

Capital Share Transactions:
Net proceeds from sales of shares	83,931
Dividends and distributions reinvested	0
Cost of shares redeemed	(14)

Increase (decrease) in net assets from capital share transactions	83,917

Net increase (decrease) in net assets	74,458
Net Assets:
Beginning of period	0

End of period	$74,458

Accumulated net investment income (loss)	$(18)

Share Activity:
Shares outstanding — beginning of year	0

Shares issued	9,310
Shares issued — reinvestment of dividends and distributions	0
Shares redeemed	(2)

Increase (decrease) in shares outstanding	9,308

Shares outstanding — end of period	9,308

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 5

Transamerica Mid Cap Index Fund
FINANCIAL HIGHLIGHTS
For the period ended

June 30, 2002(a)

Net asset value, at inception	$10.00

Income from operations:
Net investment income (loss)	0.00
Net realized and unrealized gain (loss) on investments	(2.00)

Net income (loss) from operations	(2.00)

Distributions:
Dividends from net investment income	0.00
Distributions from net realized gains on investments	0.00

Total distributions	0.00

Net asset value, end of period	$8.00

Total return(b)	(20.00)%
Ratios and supplemental data:
Net assets at end of period (in thousands)	$74,458
Ratio of expenses to average net assets(c)	0.50%
Ratio of net investment income (loss) to average net assets(c)	(0.39)%
Portfolio turnover rate(b)	0.00%

Notes to Financial Highlights

Per share information has been computed using average shares outstanding throughout the period. Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the annuity contracts.

(a)	The portfolio commenced operations on May 20, 2002.

(b)	Total return and portfolio turnover rates are not annualized for periods of less than one year.

(c)	Ratio of expenses and ratio of net investment income (loss) to average net assets are annualized for periods of less than one year.

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 6

NOTES TO FINANCIAL STATEMENTS
At June 30, 2002
(all amounts in thousands)
(unaudited)

NOTE 1 — ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Transamerica Index Funds, Inc. (the “Fund”) is an open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on April 22, 2002 as a Maryland corporation. The Fund does not offer its shares directly to the public; shares are offered on a no-load basis exclusively to various institutional investors. The fund consists of two portfolios: Transamerica Large Cap Index Fund and Transamerica Mid Cap Index Fund. Currently only Transamerica Mid Cap Index Fund (the “portfolio”) has commenced operations. The Semi-Annual report reflects the period from the inception of the portfolio, which was May 20, 2002. See the Prospectus and the Statement of Additional Information for a description of each portfolio’s investment objective.

The following is a summary of significant accounting policies followed consistently by the Fund in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

A. Valuation of Investments

Securities held by the portfolios are valued at market value, except for short-term debt. Short-term debt securities are valued on the basis of amortized cost, which approximates market value. All other securities are valued at the last reported sales price on the securities exchange on which the issue is principally traded, or if no sale is reported for a stock, the latest bid price is used. Stocks traded in the over-the-counter market are valued at the last quoted bid prices. Other securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

B. Securities Transactions and Investment Income

Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is accrued daily, commencing on the settlement date.

C. Federal Income Taxes

It is the Fund’s policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for federal income taxes has been made.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carry-forwards.

D. Dividends and Distributions

Dividends and capital gains distributions of the portfolio are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date. Distributions of short-term capital gains are included as distributions of net investment income in the accompanying financial statements.

NOTE 2 — INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES

AEGON/Transamerica Fund Advisers, Inc. (AEGON /Transamerica Advisers”) is the investment adviser for the Fund. AEGON/Transamerica Fund Services, Inc. (“AEGON/Transamerica Services”) provides the Fund with administrative and transfer agency services. AFSG Securities Corporation (“AFSG”) is the Fund’s distributor. AEGON/ Transamerica Advisers and AEGON/Transamerica Services are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio (“WRL”). WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation. AFSG is an affiliate of AEGON/Transamerica Advisers.

A. Investment Advisory Fees

The portfolio pays advisory fees at the rate of 0.499% of the portfolios average daily net assets. AEGON/Transamerica Advisers currently assumes all the portfolio’s normal operating expenses.

A. Sub-Advisers

AEGON/Transamerica Advisers has entered into a sub-advisory agreement with Transamerica Investment Management LLC (“TIM”) to provide investment services to the portfolio and compensates TIM as described in the Fund’s Prospectus. TIM is an indirect wholly owned subsidiary of AEGON NV.

TIM may occasionally place portfolio business with affiliated brokers of AEGON/Transamerica Advisers or

Transamerica Index Funds, Inc. - 7

NOTES TO THE FINANCIAL STATEMENTS (continued)
At June 30, 2002
(all amounts in thousands)
(unaudited)

NOTE 2 — (continued)

TIM. The Fund has been informed that no brokerage commissions were paid to affiliated brokers of AEGON/Transamerica or TIM during the period ended June 30, 2002.

B. Plan of Distribution

Effective January 1, 1997, the Fund adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Distribution Plan, the Fund entered into a Distribution Agreement with AFSG effective May 1, 2002.

Under the Distribution Plan and Distribution Agreement, the Fund, on behalf of the portfolio, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a portfolio’s shares, amounts equal to actual expenses associated with distributing the portfolio’s shares, up to a maximum rate of 0.15%, on an annualized basis, of the average daily net assets of the portfolio.

AFSG has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the portfolio before April 30, 2003. Prior to AFSG seeking reimbursement of future expenses, shareholders will be notified in advance.

NOTE 3 — SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding U.S. Government short-term securities and other investments usually held to maturity) for the period ended June 30, 2002, are summarized as follows:

Purchases of long-term securities:
U.S. Government securities	$0
Excluding U.S. Government securities	83,917
Proceeds from sales of long-term securities:
U.S. Government securities	$0
Excluding U.S. Government securities	0

NOTE 4 — FEDERAL INCOME TAX MATTERS

The portfolio has and will continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, and accordingly, has made or intends to make sufficient distributions of net investment income and net realized gains, if any, to relieve it from all federal and state income taxes.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2002, are as follows:

Federal tax cost basis	$83,917

Unrealized appreciation	0
Unrealized (depreciation)	(9,441)

Net unrealized appreciation (depreciation)	$(9,441)

Transamerica Index Funds, Inc. - 8

Transamerica Index Funds, Inc.
Management of the Fund

Number of
AEGON/Transamer-
ica Series Fund, Inc.
		Term of		(“ATSF”) and IDEX
	Position(s)	Office and		Mutual Funds, Inc.
	held	length of	Principal Occupation(s) or	(“IDEX”) funds
Name, Address & Age	with Fund	time served	Employment in the past 5 years	overseen by Trustee

Peter R. Brown 1180 6th Street East Treasure Island, Florida 33708 (DOB 5/10/28)	Director	April, 2002 - present	Chairman of the Board, Peter Brown Construction Company (construction contractors and engineers), Largo, Florida (1963-2000); Vice Chairman, AEGON/Transamerica Series Fund, Inc., Rear Admiral (Ret.) U.S. Navy Reserve, Civil Engineer Corps.	All IDEX funds (38) All ATSF portfolios (54)

John R. Kenney(1) P.O. Box 5068 Clearwater, Florida 33758 (DOB 2/8/38)	Director	April, 2002 - present	Chairman of the Board, Director and Co-CEO of Great Companies, L.L.C.; Chairman of the Board of Directors, Western Reserve Life Assurance Co. of Ohio; President, ATSF (March 1993-June 2000); CEO, IDEX (September, 1996 - present).	All IDEX funds (38) All ATSF portfolios (54)

Larry N. Norman (1) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499 (DOB 1/19/54)	Director	April, 2002 - present	Executive Vice President, Chief Operating Officer of AEGON USA (Cedar Rapids, Iowa); Director, ATSF (March 2002 - present); Trustee of IDEX (March, 2002 - present);	All IDEX funds (38) All ATSF portfolios (54)

(1)	May be deemed as “interested person” of the Fund as defined in the 1940 Act due to employment with an affiliate of AEGON/Transamerica Fund Advisers, Inc.

Transamerica Index Funds, Inc. - 9

Transamerica Index Funds, Inc.

Office of the Transamerica Index Funds, Inc.

570 Carillon Parkway
St. Petersburg, FL 33716
1-800-851-9777

Independent Certified Public Accountants:	Custodian:

PricewaterhouseCoopers LLP	Investors Bank & Trust Company
101 East Kennedy Blvd	200 Clarendon Street
Suite 1500	16th Floor
Tampa, FL 33602	Boston, MA 02116

Investment Adviser:

AEGON/Transamerica Fund Advisers, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716

Sub-Advisers:

Transamerica Investment Management, LLC
1150 S. Olive Street, Suite 2700
Los Angeles, CA 90015